Finance Costs (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Borrowing Cost Explanatory
	2024	2023
Interest expense
Short-term debt	223	303
Long-term debt	479	446
Lease liabilities	63	48
Total interest expense	765	797
Unwinding of discount on asset retirement obligations (Note 22)	49	33
Interest on net defined benefit pension and other post-retirement plan obligations (Note 21)	5	5
Borrowing costs capitalized to property, plant and equipment	(82)	(71)
Interest income	(28)	(35)
Other finance costs	11	64
	720	793

Borrowing costs capitalized to property, plant and equipment in 2024 were calculated by applying an average capitalization rate of 5.3 percent (2023 – 5.4 percent) to expenditures on qualifying assets